Supplemental Guarantor Financial Information (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Senior Unsecured Notes Due 2017 [Member]
Debt Instrument [Line Items]
Face Amount	$ 300,000,000
Stated interest rate	6.375%
Senior Unsecured Notes Due 2017 [Member] | AerCap Aviation Solutions B.V [Member]
Debt Instrument [Line Items]
Ownership interest	100.00%
Citi Revolving Credit Facility [Member] | Unsecured Revolving Credit Facilities [Member]
Debt Instrument [Line Items]
Credit facility, current borrowing capacity	$ 285,000,000